CAPITAL STOCK - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2019 CAD ($) share year	Dec. 31, 2018 CAD ($) share	Jan. 01, 2018 CAD ($) share
Disclosure Of Warrants Outstanding [Line Items]
Exercise price | $	$ 4.03	$ 1.50	$ 2.00
Number of warrants | share	50,000	3,959,804	7,402,654
January 11, 2021 [Member]
Disclosure Of Warrants Outstanding [Line Items]
Exercise price | $	$ 4.03
Remaining life (years) | year	1.03
Number of warrants | share	50,000